Income Taxes - Income Taxes (Details)	12 Months Ended
	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CHF (SFr)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CHF (SFr)	Dec. 31, 2022 USD ($)
Molecular Partners Inc.
Disclosure Of Detailed Information About Income Taxes And Deferred Taxes [Line Items]
Current tax expense (income)	SFr 2,200	$ 2,500	SFr 400	$ 500	SFr 0	$ 0